OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
OTHER OPERATING INCOME	OTHER OPERATING INCOMEDuring the years ended December 31, 2022, 2021 and 2020, we received loss of hire insurance proceeds for the Golar Ice of $4.4 million, $5.0 million and $3.3 million, respectively. These proceeds are recognized in “Other operating income” in our combined carve-out statements of operations within the Predecessor Period.